Fair Value of Stock Option Granted Assumptions Used (Detail)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Share based Compensation Arrangement Assumptions Used to Estimate Fair Values of Share Options Granted [Line Items]
Risk-free interest rates	1.80%	1.60%	1.30%
Expected terms (in years)	5 years 2 months 12 days	5 years	5 years
Expected common share price volatilities	44.50%	54.70%	58.20%
Expected dividends	6.80%	5.50%	4.90%
Expected forfeitures	4.00%	3.40%	3.40%